Debt - Consideration Received, Fair Values of Notes, Common Stock Warrants Issued and Calculation of the Gain on Extinguishment of Debt (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 October 2012 subordinated convertible note [Member]	Dec. 31, 2012 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 April 2013 junior secured promissory note [Member]	Dec. 31, 2013 April 2013 junior secured promissory note [Member]
Consideration received
Fair Value of Notes		$ 1,360,000	$ 1,360,000			$ 3,459,000
Cash					2,500,000	2,500,000
Total Consideration Received	3,860,000
Notes and Warrants Issued
Principal Balance of Notes Issued		1,250,000		1,703,000		3,750,000
Debt Discount						(291,000)
Fair Value of Notes		1,360,000	1,360,000			3,459,000
Fair value of Additional Common Stock Warrants issued					352,000	352,000
Total Fair Value of Notes and Warrants Issued	3,811,000
Gain on extinguishment of debt	$ 49,000